Consolidated Statements of Comprehensive Income (Unaudited) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Income	$ 136,740	$ 74,042	$ 52,729
Unrealized Gains (Losses) on Debt Securities
Reclassification of unrealized gains to earnings	(4,225)	0	(15,892)
Unrealized gains (losses) due to changes in fair value	18,304	(58,893)	40,711
Other-than-temporary impairment (OTTI) (noncredit portion), net of accretion	923	0	(502)
Tax effect	8,215	(22,327)	21,196
Change in unrealized gains (losses) on debt securities	(13,391)	36,566	(35,909)
Interest Rate Swaps
Net unrealized losses due to changes in fair value	24,043	(36,503)	(115,571)
Reclassification of unrealized net losses to earnings	52,701	11,103	7,515
Tax effect	(29,184)	9,799	41,272
Changes in interest rate swaps	47,560	(15,601)	(66,784)
Other Comprehensive Income (Loss)	34,169	20,965	(102,693)
Other Income [Member]
Interest Rate Swaps
Reclassification of unrealized net losses to earnings	31,036
Interest Expense [Member]
Interest Rate Swaps
Reclassification of unrealized net losses to earnings	$ 21,665	$ 11,103	$ 7,515